Share-based compensation (Details Narrative) - USD ($)	Oct. 31, 2024	Jun. 14, 2023	Jan. 09, 2023	Mar. 31, 2026	Mar. 23, 2026	Jan. 19, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued		541,724	458,276
Ordinary shares reserved under the plan						7,360,000
Unrecognized compensation cost
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved under the plan						7,000,000
Share based compensation arrangement by share based payment award number of shares registered					700,000
Share based compensation arrangement by share based payment award number of shares authorized					736,000
Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	7,000,000